CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Cash flows from operating activities:
Net loss	$ (8,836,089)	$ (5,890,175)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	11,838	5,615
Amortization of intellectual property	38,447	45,379
Amortization of operating lease right of use asset	11,968	33,248
Stock compensation	1,634,836	5,000,000
Changes in operating assets and liabilities:
Deposits and other current assets	(83,717)	(2,746)
Accounts payable and accrued expenses	269,163	308,833
Due to related parties	(1,699)	(24,228)
Operating lease liability	(11,968)	(33,248)
Accrued interest payable	729	465
Net cash used in operating activities	(6,967,221)	(542,102)
Cash flows from investing activities:
Purchase of intellectual property	(169,319)	0
Purchase of property and equipment	(4,963)	(5,266)
Net cash used in investing activities	(174,282)	(5,266)
Cash flows from financing activities:
Proceeds from private placement of common stock	5,300,684	270,500
Proceeds from note payable to bank	0	60,623
Repayment of note payable related party	0	(35,508)
Net cash provided by financing activities	5,296,594	235,615
Effect of exchange rate on cash	(19,178)	(6,400)
Cash:
Net decrease	(1,825,767)	(318,153)
Balance at beginning of year	1,946,232	320,402
Balance at end of year	120,465	2,249
Supplemental disclosures of cash flow information:
Interest	943	3,593
Income taxes	$ 0	$ 0